Share Capital - Schedule of Derivative Liabilities Fair Value (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Schedule of Derivative Liabilities Fair Value [Line items]
Initial recognition on October 1, 2024		$ 15,943
Value of warrants exercised		9,739	$ 148
Balance, March 31, 2025	$ 15,943	51,435	15,943
Warrants [member]
Schedule of Derivative Liabilities Fair Value [Line items]
Initial recognition on October 1, 2024	2,771	1,740
Value of warrants exercised	(11)	(5,403)
Change in fair value	(897)	3,644
Foreign exchange impact	(123)	$ 19
Balance, March 31, 2025	$ 1,740		$ 1,740